Trust Termination	12 Months Ended
Dec. 31, 2014
Trust Termination [Abstract]
Trust Termination

NOTE 2 – Trust Termination

The terms of the Great Northern Iron Ore Properties Trust Agreement created December 7, 1906  (“Trust Agreement”) state that the Trust shall continue for twenty years after the death of the last survivor of eighteen persons named in the Trust Agreement.  The last survivor of these eighteen persons died on April 6, 1995.  Accordingly, the Trust terminates twenty years from April 6, 1995, that being April 6, 2015.

Upon the termination date of the Trust on April 6, 2015, the certificates of beneficial interest (shares) in the Trust will cease to trade on the New York Stock Exchange and thereafter will represent only the right to receive certain distributions payable to the certificate holders of record at the time of the termination of the Trust.  Upon Trust termination and after the wind-down process is completed, the Trust is obligated to distribute ratably to these certificate holders the net monies remaining in the hands of the Trustees (after paying and providing for all expenses and obligations incurred through the Trust’s termination and wind-down process), plus the balance in the Principal Charges account (see Note 6), all of which are subject to the final accounting and approval of the Court.  All other Trust property (most notably the Trust’s mineral properties and the active leases) must be conveyed and transferred to the reversioner (which, effective January 1, 2015, is Glacier Park Iron Ore Properties LLC, a wholly owned subsidiary of Glacier Park Company, which is a wholly owned subsidiary of ConocoPhillips Company), without further payment or remuneration to the certificate holders, under the terms of the Trust Agreement.  The wind-down process of the Trust is anticipated to extend into the calendar year following its termination date in order to complete the various year-end audits, court and regulatory filings, tax returns, conveyances of non-cash properties to the reversioner, etc., relative thereto.  Subject to the guidance and approval of the Court and assuming the wind-down process with the reversioner proceeds efficiently and that no other complications arise during this time period, we anticipate the wind-down process, final distribution and dissolution of the Trust will be completed by the end of 2016.

NOTE 2 – Trust Termination (continued)

The exact final distribution, though not determinable at this time, will generally consist of the sum of the Trust’s net monies (essentially, total assets less liabilities and less properties) and the balance in the Principal Charges account, less any and all expenses and obligations incurred through the Trust’s termination and wind-down process.  To offer a hypothetical example, without factoring in any expenses and obligations incurred through the Trust’s termination and wind-down process, and using the financial statement values as of December 31, 2014, the net monies were approximately $6,859,000 and the Principal Charges account balance was approximately $4,710,000, resulting in a final distribution payable of approximately $11,569,000, or about $7.71 per share.  Upon the termination of the Trust, the certificates of beneficial interest (shares) would be cancelled and thereafter represent only the right to receive the final distribution.  It is important to note, however, that the actual net monies on hand and the Principal Charges account balance will most likely fluctuate and will not be “final” until after the termination and wind-down process of the Trust is completed.  The Trust offers this example to further inform investors about the conceptual nature of the final distribution and does not imply or guarantee a specific known final distribution amount.

The Trustees petitioned the Court for a hearing, which hearing occurred on October 7, 2014 and was continued on November 24, 2014, to address the matter of the Trust’s termination, including the scope of the Trustees’ duties, powers and authority during the wind-down period, their plan for termination and for guidance relative to the allocation of expenses.  Please refer to Note 3 for additional information relative to the Court proceedings and matters concerning the termination of the Trust.